Grant Revenues (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			$ 5,000	$ 30,000	$ 3,153,500	$ 591,500
Supplemental Grant Program [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			5,000
Supplemental Grant Program [Member] | Grant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 245,000	$ 250,000			$ 245,000
Accounts Receivable, Credit Loss Expense (Reversal)			$ 30,000